FINANCIAL INSTRUMENTS - Cash Flow Reclassification of Gain (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Property, plant and equipment	$ 1.0	$ 4.3
Reclassification adjustments on cash flow hedges, net of tax	26.0	(10.5)
Realized hedge (gain) loss reclassified from cash flow hedge reserve	27.0	(15.4)
Discontinued operations
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	0.0	(0.6)
Revenues
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	32.5	1.1
Cost of sales
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	(6.5)	(11.4)
General and administrative expenses
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax	$ 0.0	$ (0.2)